Business Segment Information - other non-current assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 275,443	$ 351,068
Africa
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	25,796	25,835
Americas, excluding Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	62	5
Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	202,702	276,081
Asia
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	104	1
Europe
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 46,779	$ 49,146